Fixed assets, Net (Details) - Schedule of fixed assets - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Public Utility, Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (54,216)	$ (43,829)
Total fixed assets, net	421,285	18,241
Investment properties [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Fixed assets, net	413,890
Computer and electronic equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Fixed assets, net	53,626	54,025
Software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Fixed assets, net	3,056	3,079
Furniture and fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Fixed assets, net	$ 4,929	$ 4,966